Financing Receivables and Allowance for Losses on Financing Receivables (Allowance for Losses on Financing Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	$ 4,986	$ 4,624	$ 5,073
Provision charged	4,079	4,790	3,760
Other	(468)	(136)	(56)
Gross write-offs	(5,083)	(5,724)	(5,700)
Recoveries	1,400	1,432	1,547
Balance at December 31	4,914	4,986	4,624
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	1,005	1,041	1,530
Provision charged	535	741	542
Other	(43)	0	(78)
Gross write-offs	(800)	(983)	(1,156)
Recoveries	206	206	203
Balance at December 31	903	1,005	1,041
Commercial Portfolio Segment [Member] | Energy Financial Services Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	8	9	26
Provision charged	30	(1)	4
Other	(1)	0	0
Gross write-offs	(17)	0	(24)
Recoveries	6	0	3
Balance at December 31	26	8	9
Commercial Portfolio Segment [Member] | GECAS Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	17	8	17
Provision charged	39	9	4
Other	0	0	0
Gross write-offs	(10)	0	(13)
Recoveries	0	0	0
Balance at December 31	46	17	8
Commercial Portfolio Segment [Member] | Other Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	2	3	37
Provision charged	0	(1)	1
Other	(2)	0	20
Gross write-offs	0	(2)	(17)
Recoveries	0	2	2
Balance at December 31	0	2	3
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	3,981	3,583	3,543
Provision charged	3,544	4,049	3,218
Other	(425)	(136)	22
Gross write-offs	(4,283)	(4,741)	(4,544)
Recoveries	1,194	1,226	1,344
Balance at December 31	4,011	3,981	3,583
Consumer Portfolio Segment [Member] | Non US residential mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	358	480	545
Provision charged	256	269	112
Other	(151)	10	8
Gross write-offs	(207)	(458)	(261)
Recoveries	69	57	76
Balance at December 31	325	358	480
Consumer Portfolio Segment [Member] | Non US installment and revolving credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	650	649	791
Provision charged	338	647	308
Other	(260)	(106)	20
Gross write-offs	(787)	(1,093)	(1,120)
Recoveries	458	553	650
Balance at December 31	399	650	649
Consumer Portfolio Segment [Member] | US installment and revolving credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	2,823	2,282	2,008
Provision charged	2,875	3,006	2,666
Other	19	(51)	(24)
Gross write-offs	(3,138)	(2,954)	(2,906)
Recoveries	607	540	538
Balance at December 31	3,186	2,823	2,282
Consumer Portfolio Segment [Member] | Consumer Other Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	150	172	199
Provision charged	75	127	132
Other	(33)	11	18
Gross write-offs	(151)	(236)	(257)
Recoveries	60	76	80
Balance at December 31	101	150	172
Americas CLL Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	473	496	893
Provision charged	307	289	122
Other	(3)	(1)	(52)
Gross write-offs	(422)	(425)	(578)
Recoveries	100	114	111
Balance at December 31	455	473	496
GE International [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	505	525	557
Provision charged	159	445	411
Other	(37)	1	(6)
Gross write-offs	(351)	(556)	(524)
Recoveries	100	90	87
Balance at December 31	376	505	525
CLL Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at January 1	978	1,021	1,450
Provision charged	466	734	533
Other	(40)	0	(58)
Gross write-offs	(773)	(981)	(1,102)
Recoveries	200	204	198
Balance at December 31	$ 831	$ 978	$ 1,021